Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Soundwatch Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Soundwatch Hedged Equity ETF
Class Name	Soundwatch Hedged Equity ETF
Trading Symbol	SHDG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Soundwatch Hedged Equity ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.soundwatch.com/shdg. You can also request this information by contacting us at 1-888-244-4601.
Additional Information Phone Number	1-888-244-4601
Additional Information Website	https://www.soundwatch.com/shdg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Soundwatch Hedged Equity ETF	$94	0.88%
[1]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the per share net asset value of the Soundwatch Hedged Equity ETF (SHDG) has appreciated by 13.07% compared to an increase of 11.48%for the BXM Index (CBOE S&P500 Buy Write Monthly Index) and SPTR (Total Return of the S&P 500) of 21.45%.
The market continued to accelerate in 2025 after a fine up year in 2024. Interest rates and inflation have been the focus in 2025, with the 10-year USD rate falling for most of the year. We have been pleased with our upside participation in 2025.
PORTFOLIO & ECONOMIC OUTLOOK
Generally, we are agnostic about broad macroeconomic factors and do not attempt to forecast or time markets. Instead, we are primarily focused on the efficient execution of our proprietary systematic Hedged Equity model based on our Buy, Hold and Hedge philosophy. We buy and hold our core underlying ETF portfolio and systematically purchase put spreads financed by selling options spreads.
With inflation easing but many unknown political risks remaining, we continue to expect volatility in the markets. We will continue to run a systematic model which aims to reduce the downside risk of the market while allowing to capture long term equity capital gains through the Fund’s exposure to the broad-based US market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/30/2016)
Soundwatch Hedged Equity ETF NAV	13.07	11.88	9.89
S&P 500 TR	21.45	17.64	15.51
CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM	11.48	10.91	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.soundwatch.com/shdg for more recent performance information.
Net Assets	$ 167,106,241
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 767,425
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$167,106,241
Number of Holdings	7
Net Advisory Fee	$767,425
Portfolio Turnover	1%
30-Day SEC Yield	1.05%
30-Day SEC Yield Unsubsidized	0.95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of  October 31, 2025 expressed as a percentage of net assets)

Top Holdings	(%)
iShares Core S&P 500 ETF	98.8%
First American Government Obligations Fund	1.5%
S&P 500 Index 12/31/2025 P6,310	0.8%
S&P 500 Index 12/31/2025 C6,300	0.2%
Cash & Other	0.2%
S&P 500 Index 12/31/2025 P6,300	-0.0%
S&P 500 Index 12/31/2025 P5,780	-0.3%
S&P 500 Index 12/31/2025 C7,060	-1.2%

Updated Prospectus Web Address	https://www.soundwatch.com/shdg

[1]
1	Annualized